BISHOP STREET
                                      FUNDS

                                 ANNUAL REPORT

                               DECEMBER 31, 2000

                              EQUITY FUND
                              HIGH GRADE INCOME FUND
                              HAWAII MUNICIPAL BOND FUND
                              MONEY MARKET FUND
                              TREASURY MONEY MARKET FUND

                              INVESTMENT ADVISER
                              BISHOP STREET
                              CAPITAL MANAGEMENT


                               [GRAPHIC OMITTED]
                                     BISHOP
                                     STREET
                                     FUNDS
                                  YOUR AVENUE
                              TO SOUND INVESTMENT

                            WWW.BISHOPSTREETFUNDS.COM
                               [GRAPHIC OMITTED]

                              BISHOP STREET FUNDS

    PLANNING FOR YOUR FINANCIAL NEEDS HAS NEVER BEEN EASIER! BISHOP STREET FUNDS SHAREHOLDERS CAN NOW ACCESS UP-TO-DATE ONLINE FUND PERFORMANCE AND INVESTMENT
INFORMATION, AS WELL AS FINANCIAL PLANNING TOOLS, INCLUDING COLLEGE, RETIREMENT,
   AND MAJOR PURCHASE PLANNING CALCULATORS, 24 HOURS A DAY! IN ADDITION, YOU CAN VIEW AND ORDER LITERATURE ON ADDITIONAL BISHOP STREET FUNDS AND PRODUCTS, ACCESS
        OUR INVESTMENT RESOURCE LIBRARY, AND EVEN HAVE YOUR INVESTMENT QUESTIONS
                                            ANSWERED -- ALL AT YOUR CONVENIENCE.


                                 IS NOW ONLINE!

                                         VISIT US AT
                                         WWW.BISHOPSTREETFUNDS.COM
                                         TODAY TO DISCOVER NEW WAYS
                                         THAT BISHOP STREET FUNDS
                                         CAN HELP YOU PLAN FOR YOUR
                                         FINANCIAL GOALS.

 SEI Investments Distribution Co. serves as Distributor for Bishop Street Funds and is not affiliated with First Hawaiian Bank or any of its affiliates.

NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE

                                  BISHOP STREET
                                TABLE OF CONTENTS
                                      FUNDS

      LETTER TO SHAREHOLDERS ..............................................   2

      EQUITY FUND

            Investment Adviser's Report & Management Discussion ...........   4
            Statement of Net Assets .......................................   7

      HIGH GRADE INCOME FUND

            Investment Adviser's Report & Management Discussion ...........  12
            Statement of Net Assets .......................................  15

      HAWAII MUNICIPAL BOND FUND

            Investment Adviser's Report & Management Discussion ...........  20
            Statement of Net Assets .......................................  23

      MONEY MARKET & TREASURY MONEY MARKET FUNDS

            Investment Adviser's Report & Management Discussion ...........  32
            Statements of Net Assets ......................................  34

      Statements of Operations ............................................  40
      Statements of Changes in Net Assets .................................  41
      Financial Highlights ................................................  44
      Notes to Financial Statements .......................................  46
      Report of Independent Accountants ...................................  52
      Notice to Shareholders ..............................................  53

                                  BISHOP STREET
                             LETTER TO SHAREHOLDERS
                                      FUNDS
[GRAPHIC OMITTED]
DEAR FELLOW SHAREHOLDER:

We are pleased to present the Bishop Street Funds' Annual Report for the year ended December 31, 2000.

The past year saw an exceptional degree of volatility in the financial markets, due to the confluence of a number of trends. Early in the year, the markets largely ignored attempts by the Federal Reserve Board to dampen the growth of the surging U.S. economy. Later in the year, however, the markets were shaken by evidence that the Fed had perhaps been too effective in its efforts. This, along with rising energy costs, disappointing corporate earnings, and the uncertainties of the Presidential election, led to steep declines for equities, and strong gains for taxable and tax-exempt bonds.

Because it maintained its quality-oriented approach throughout the year, the Bishop Street Equity Fund avoided the worst of the market's declines. However, some of the Fund's emphasis on high-quality technology stocks caused it to underperform its benchmark for the year. We believe that after some adjustments, the Fund will be well positioned for the future.

The Bishop Street High Grade Income Fund, although slightly underperforming its benchmark due to a conservative bias, performed well in this year's environment, experiencing a strong total return through both income and capital appreciation. The Bishop Street Hawaii Municipal Bond Fund delivered an exceptionally strong total return, outperforming its benchmark through healthy gains in both income and capital appreciation.

The key to the long-range performance of our Fund family is a disciplined investment approach that seeks to steer clear of the excesses in the markets. Having navigated through a wide range of market environments over the years, we at Bishop Street Capital Management have developed a philosophy that emphasizes long-term value over short-term trends. And while the year 2000 held its share of challenges for the market, we enter 2001 with many reasons for optimism, and a solid foundation for future growth.

As of this writing, for example, the markets have stabilized significantly from their volatile state at the close of last year. And while there can never be any certainty as to the direction of the markets or the economy, we believe that investing in high-quality financial instruments continues to offer outstanding opportunities for patient and prudent investors.

As part of our commitment to satisfaction, we continually seek new ways to make investing more convenient and enjoyable for our current and prospective shareholders.


Bishop Street Funds

                                                               [GRAPHIC OMITTED]

With that in mind, we are pleased to announce the launch of the new Bishop Street Funds Website. Our new site offers a wide range of valuable tools and information to help you plan your financial goals, and provides immediate access to Fund prospectuses, daily net asset values, monthly performance reports, and background information on our fund managers. Please visit us at www.bishopstreetfunds.com to discover how this new site can help you stay in closer touch with your investment program than ever before.

As always, it is a privilege to serve as your guide to the exciting opportunities that are only available from the financial markets. We pledge to continue applying our knowledge, experience, and prudent philosophy toward the pursuit of your long-term financial goals. And we thank you for your confidence in our disciplined investment approach.

Sincerely,

/s/signature omitted

Robert A. Alm
President
Bishop Street Capital Management,
Investment Adviser
February 2001

















December 31, 2000                                      www.bishopstreetfunds.com

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS

EQUITY FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

The year 2000 proved to be a tale of two markets. In the first half, investors displayed absolute euphoria, pushing stock prices to record-setting highs, especially in the technology-heavy NASDAQ Composite Index. Then, midway through the year, they abruptly turned pessimistic, erasing the market's earlier gains - and then some.

When the dust had settled, all three major indices showed significant losses for the year. The Dow Jones Industrial Average finished with a return of -4.72%, while the S&P 500 Composite Index posted a return of -9.11%, and the NASDAQ Composite Index fell by a very substantial -39.29%.

There were many causes behind the market's sudden mood swings, including interest rate hikes by the Federal Reserve Board, rising oil prices, weakness in the Euro, uncertainty about the Presidential election, and an overdue bursting of the Internet stock "bubble."

However, it now appears that the markets overreacted in both directions, and that the appropriate sentiment lies closer to one of cautious optimism.

An objective reading of current economic data suggests that the domestic economy is not slipping into a recession, but is simply slowing to a rate that is more sustainable than the fevered pace of recent years. And while this may mean reduced expectations for corporate and individual earnings, it appears that the result will be a continuation of the historic expansion that began in March of 1991.






Bishop Street Funds

                                                               [GRAPHIC OMITTED]

MANAGEMENT DISCUSSION & ANALYSIS

During the year ended December 31, 2000, the Bishop Street Equity Fund Institutional Class produced a total return of -16.20%.* By comparison, the Lipper Domestic Equity Funds Aggregate returned -0.27%, while the unmanaged S&P 500 Composite Index returned -9.11%.

Key factors affecting performance included sector and industry overweights relative to the S&P 500 Composite Index which were unfavorable, particularly in the areas of data storage and fiber optics. While these sectors were responsible for the portfolio's strong performance in earlier periods, they fell out of favor as investors rotated into defensive issues with more reasonable valuations. Among the weakest performers during the year were EMC, Network Appliance, and JDS Uniphase.

On the positive side, declines in the Fund's technology holdings were offset somewhat by positions in less volatile sectors, such as basic materials and healthcare - particularly pharmaceuticals and biotechnology. Strong performers in these areas included Amgen, Genzyme, Johnson & Johnson, Elan, Bristol-Myers Squibb, and Eli Lilly.

Looking ahead, we expect the equity markets to remain unsettled during the early part of 2001, as they digest the disappointment of moving toward more moderate levels of growth. However, we believe that a strong recovery could follow as investors recognize that the economy's strengths far outweigh its weaknesses.

While we have shifted some assets into more defensive issues, we continue to hold our positions in high-quality technology companies. We believe that these companies will return to favor due to their unique ability to enhance corporate productivity. In addition, we plan to maintain our exposure to the pharmaceutical and biotechnology industries, which offer exceptional prospects for innovation and growth in the decade ahead.

* The Bishop Street Equity Fund (Class A shares) produced a total return of -16.49%. Including the maximum sales charge of 5.75%, total return was -21.29%. Past performance is no guarantee of future results.



December 31, 2000                                      www.bishopstreetfunds.com

EQUITY FUND
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

            COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT
        IN THE BISHOP STREET EQUITY FUND, INSTITUTIONAL CLASS OR CLASS A,
          VERSUS THE S&P 500 COMPOSITE INDEX, THE CONSUMER PRICE INDEX,
                 AND THE LIPPER DOMESTIC EQUITY FUNDS AGGREGATE

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

    Bishop Street Equity     Bishop Street Equity Fund,   S&P 500         Lipper Domestic          Consumer
 Fund, Institutional Class+        Class A+            Composite Index  Equity Funds Aggregate    Price Index

1/31/97    $10,000                    $9,425               $10,000              $10,000              $10,000
 6/97      $11,104                   $10,466               $11,351              $10,835              $10,070
12/97      $12,031                   $11,339               $12,552              $11,955              $10,171
 6/98      $14,164                   $13,349               $14,773              $13,284              $10,242
12/98      $16,007                   $15,086               $16,141              $13,626              $10,335
 6/99      $17,808                   $16,784               $18,139              $15,178              $10,449
12/99      $19,907                   $18,740               $19,536              $17,405              $10,606
 6/00      $19,696                   $18,497               $19,452              $18,160              $10,831
12/00      $16,684                   $15,649               $17,754              $17,199              $10,962

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

+ Account value if you reinvested income and capital gains

              AVERAGE ANNUAL TOTAL RETURNS

        ONE          ANNUALIZED       ANNUALIZED
       YEAR            3 YEAR          INCEPTION
      RETURN           RETURN           TO DATE
------------------------------------------------------
      -16.20%          11.51%           14.23%        Institutional Class*
------------------------------------------------------
      -16.49%          11.33%+           0.42%        Class A**
------------------------------------------------------
      -21.29%           9.15%+          -3.36%        Class A, with load***
------------------------------------------------------



  *  Commenced operations on 01/31/97.
 **  Commenced operations on 06/14/99.
***  Reflects 5.75% sales charge.

  + Prior performance information represents performance of the Institutional Class, which was offered on 01/31/97. Institutional Class performance has been adjusted to reflect the Class A sales charge, but has not been adjusted to reflect Class A Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.

Bishop Street Funds

EQUITY FUND
--------------------------------------------------------------------------------

                             TOP TEN EQUITY HOLDINGS

                                                           Percentage
                                                               of
                                                           Investments
--------------------------------------------------------------------------------
    1. General Electric                                       4.2%
--------------------------------------------------------------------------------
    2. Cisco Systems                                          4.0%
--------------------------------------------------------------------------------
    3. Citigroup                                              3.6%
--------------------------------------------------------------------------------
    4. American International Group                           3.1%
--------------------------------------------------------------------------------
    5. AES                                                    2.8%
--------------------------------------------------------------------------------
    6. Tyco International Ltd                                 2.6%
--------------------------------------------------------------------------------
    7. Microsoft                                              2.4%
--------------------------------------------------------------------------------
    8. Sun Microsystems                                       2.4%
--------------------------------------------------------------------------------
    9. Bank of New York                                       2.4%
--------------------------------------------------------------------------------
   10. American Express                                       2.3%
--------------------------------------------------------------------------------


                             STATEMENT OF NET ASSETS

                                                                      Market
                                                                       Value
  Shares                                                               (000)
 ---------                                                           ---------

                              COMMON STOCK -- 96.7%

AEROSPACE/DEFENSE -- 1.1%
     43,390    United Technologies                                   $  3,412
                                                                     --------
BANKS -- 2.4%
    132,900    Bank of New York                                         7,334
                                                                     --------
BROADCASTING, NEWSPAPERS & ADVERTISING -- 2.9%
     50,000    Clear Channel Communications*                            2,422
     29,100    Omnicom Group                                            2,412
    103,610    Univision Communications, Cl A*                          4,242
                                                                     --------
                                                                        9,076
                                                                     --------
COMMUNICATIONS EQUIPMENT -- 1.9%
     16,800    Juniper Networks*                                        2,118
     61,400    Network Appliance*                                       3,941
                                                                     --------
                                                                        6,059
                                                                     --------










December 31, 2000                                      www.bishopstreetfunds.com

EQUITY FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                      Market
                                                                       Value
  Shares                                                               (000)
 ---------                                                           ---------
COMPUTERS & SERVICES -- 17.6%
     50,850    Adobe Systems                                         $  2,959
     60,550    BEA Systems*                                             4,076
    323,800    Cisco Systems*                                          12,385
     77,420    EMC*                                                     5,148
    101,940    Hewlett-Packard                                          3,218
     14,430    International Business Machines                          1,227
    171,400    Microsoft*                                               7,435
    145,440    Oracle*                                                  4,227
     75,210    Siebel Systems*                                          5,086
    264,000    Sun Microsystems*                                        7,359
     24,130    VeriSign*                                                1,790
                                                                     --------
                                                                       54,910
                                                                     --------
DIVERSIFIED OPERATIONS -- 7.8%
    274,500    General Electric                                        13,159
     51,550    Illinois Tool Works                                      3,070
    143,524    Tyco International Ltd                                   7,966
                                                                     --------
                                                                       24,195
                                                                     --------
ELECTRICAL UTILITIES -- 2.8%
    156,630    AES*                                                     8,673
                                                                     --------
FINANCIAL SERVICES -- 10.3%
    129,950    American Express                                         7,139
     99,275    Charles Schwab                                           2,817
    221,933    Citigroup                                               11,332
     34,760    Goldman Sachs Group                                      3,717
     60,320    Household International                                  3,318
     67,400    Providian Financial                                      3,876
                                                                     --------
                                                                       32,199
                                                                     --------
HOUSEHOLD PRODUCTS -- 1.9%
     34,450    Kimberly-Clark                                           2,435
     45,450    Procter & Gamble                                         3,565
                                                                     --------
                                                                        6,000
                                                                     --------
INSURANCE -- 3.1%
     98,455    American International Group                             9,704
                                                                     --------
MEASURING DEVICES -- 1.1%
     35,000    Applera - Applied Biosystems Group                       3,292
                                                                     --------






Bishop Street Funds

EQUITY FUND
--------------------------------------------------------------------------------
                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                      Market
                                                                       Value
  Shares                                                               (000)
 ---------                                                           ---------
MEDICAL -- 15.9%
     71,000    Amgen*                                                $  4,540
     37,900    Biogen*                                                  2,276
     69,500    Bristol-Myers Squibb                                     5,139
     58,900    Elan, ADR*                                               2,757
     39,050    Eli Lilly                                                3,634
     81,976    Genentech*                                               6,681
     43,550    Genzyme - General Division*                              3,917
     42,350    Johnson & Johnson                                        4,449
     47,500    Medimmune*                                               2,265
     70,000    Millennium Pharmaceuticals*                              4,331
    119,150    Pfizer                                                   5,481
     69,250    Schering-Plough                                          3,930
                                                                     --------
                                                                       49,400
                                                                     --------
PETROLEUM & FUEL PRODUCTS -- 4.1%
     38,500    Anadarko Petroleum                                       2,737
     44,200    Enron                                                    3,674
     95,400    Halliburton                                              3,458
     37,400    Schlumberger Ltd                                         2,990
                                                                     --------
                                                                       12,859
                                                                     --------
PETROLEUM REFINING -- 2.9%
     54,540    Royal Dutch Petroleum, ADR                               3,303
     78,000    TotalFinaElf, ADR                                        5,670
                                                                     --------
                                                                        8,973
                                                                     --------
RETAIL -- 6.8%
     58,400    Costco Wholesale*                                        2,332
     64,200    CVS                                                      3,848
     64,600    Home Depot                                               2,951
    179,350    Target                                                   5,784
    115,410    Wal-Mart Stores                                          6,131
                                                                     --------
                                                                       21,046
                                                                     --------
SEMI-CONDUCTORS/INSTRUMENTS -- 8.8%
     44,600    Applied Materials*                                       1,703
     25,560    Broadcom, Cl A*                                          2,147
     82,200    Celestica*                                               4,459
     89,540    Flextronics International Ltd*                           2,552
     40,000    Infineon Technologies, ADR*                              1,440
    177,760    Intel                                                    5,344
     35,740    JDS Uniphase*                                            1,490


December 31, 2000                                      www.bishopstreetfunds.com

EQUITY FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Market
                                                                       Value
  Shares                                                               (000)
 ---------                                                           ---------
SEMI-CONDUCTORS/INSTRUMENTS (CONTINUED)
     29,340    LSI Logic*                                            $    501
     33,550    Qlogic*                                                  2,583
    111,600    Texas Instruments                                        5,287
                                                                     --------
                                                                       27,506
                                                                     --------
TELEPHONES & TELECOMMUNICATION -- 5.3%
     48,810    AT&T                                                       845
     22,100    Corning                                                  1,167
    156,710    Nortel Networks                                          5,025
     51,700    Qwest Communications International*                      2,120
     23,320    Redback Networks*                                          956
     59,100    SBC Communications                                       2,822
     96,000    Vodafone Group PLC, ADR                                  3,438
                                                                     --------
                                                                       16,373
                                                                     --------
               TOTAL COMMON STOCK (Cost $247,135)                     301,011
                                                                     --------

                             CASH EQUIVALENT -- 3.5%

 11,007,394    Dreyfus Cash Management Fund                            11,007
                                                                     --------
               TOTAL CASH EQUIVALENT (Cost $11,007)                    11,007
                                                                     --------
TOTAL INVESTMENTS (COST $258,142) -- 100.2%                           312,018
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET -- (0.2%)                              (822)
                                                                     --------





Bishop Street Funds

EQUITY FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONCLUDED)

                                                                                 Market
                                                                                 Value
                                                                                 (000)
                                                                               ---------


                                   NET ASSETS:
Fund Shares of Institutional Class (unlimited authorization -- no par value)
    based on 22,177,553 outstanding shares of beneficial interest              $247,821
Fund Shares of Class A (unlimited authorization -- no par value) based on
    787,845 outstanding shares of beneficial interest                            12,914
Undistributed net investment income                                                   6
Accumulated net realized loss on investments                                     (3,421)
Net unrealized appreciation on investments                                       53,876
                                                                               --------
TOTAL NET ASSETS -- 100.0%                                                     $311,196
                                                                               ========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS                                       $13.55
                                                                               ========
NET ASSET VALUE AND REDEMPTION
    PRICE PER SHARE -- CLASS A                                                   $13.49
                                                                               ========
MAXIMUM OFFERING PRICE PER SHARE -- CLASS A
    ($13.49 (DIVIDE) 94.25%)                                                     $14.31
                                                                               ========

* NON-INCOME PRODUCING SECURITIES
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
LTD -- LIMITED
PLC -- PUBLIC LIMITED COMPANY




THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




December 31, 2000                                      www.bishopstreetfunds.com

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS

HIGH GRADE INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

As is often the case, the bond market thrived on negative news about the economy and the stock market. After a choppy first half, bonds were buoyed by the prospects of a slowing economy and falling interest rates. By year's end, the major indices were at or near their highs for the year.

After appearing to be immune, the economy finally began showing the effects of a year-long campaign of tightening by the Federal Reserve Board. This, along with rising energy prices, a falling Euro, and political uncertainties, led investors to move billions of dollars out of stocks and lower-quality bonds, and into the relative safety of U.S. Treasury and agency securities.

The net effect was that from January 1 to December 31, 2000, the yield on the bellwether 30-year Treasury Bond declined from 6.48% to 5.46%.

MANAGEMENT DISCUSSION & ANALYSIS

For the year ended December 31, 2000, the Bishop Street High Grade Income Fund Institutional Class produced a total return of 10.25%.* This compares to a return of 11.84% for the unmanaged Lehman Brothers U.S. Government/ Credit Index and 9.83% for the Lipper Corporate A-Rated Debt Funds Average.

Throughout the period, the Fund maintained its extremely high credit quality, with 78% of the portfolio invested in bonds rated AA or higher as of year end.

The Fund maintained a relatively conservative duration strategy throughout most of the year 2000. This strategy helped protect the Fund against market volatility during the first half of the year, when the Federal Reserve Board raised interest rates twice. However, it led to a slight underperformance during the second half, when widespread pessimism about the economy pushed market rates sharply downward.

Bishop Street Funds

                                                               [GRAPHIC OMITTED]

On the positive side, the Fund's underweighting in corporate securities helped shield the portfolio from a downturn in the corporate sector during the second half of the year, when investors strongly favored high-quality government issues.

Looking ahead, with rates near their lowest levels of recent years, we plan to maintain our intermediate posture and eventually extend duration when yields on the long end of the curve rise. In addition, we continue to maintain an exposure to high-quality corporate issues, in the belief that this sector will benefit most when investors realize that the economy is headed only for a slowdown, not a recession.

* The Bishop Street High Grade Income Fund (Class A shares) produced a total return of 9.85%. Including the maximum sales charge of 4.75%, total return was 4.59%. Past performance is no guarantee of future results.





December 31, 2000                                      www.bishopstreetfunds.com

HIGH GRADE INCOME FUND
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BISHOP STREET
   HIGH GRADE INCOME FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS THE LEHMAN BROTHERS U.S. GOVERNMENT/CREDIT INDEX, THE CONSUMER PRICE INDEX, AND THE LIPPER
                      CORPORATE A-RATED DEBT FUNDS AVERAGE

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC


            Bishop Street High      Bishop Street High
             Grade Income Fund       Grade Income Fund  Lehman Brothers U.S. Govt/   Consumer       Lipper Corporate
            Institutional Class+          Class A+           Credit Index           Price Index  A-Rated Debt Funds Average
1/31/97          $10,000                 $9,525                    $10,000           $10,000             $10,000
6/97             $10,216                 $9,730                    $10,261           $10,070             $10,257
12/97            $10,793                $10,280                    $10,962           $10,171             $10,908
6/98             $11,191                $10,659                    $11,419           $10,242             $11,319
12/98            $11,774                $11,215                    $12,000           $10,335             $11,726
6/99             $11,316                $10,755                    $11,727           $10,449             $11,450
12/99            $11,263                $10,650                    $11,742           $10,606             $11,427
6/00             $11,778                $11,108                    $12,231           $10,831             $11,771
12/00            $12,419                $11,701                    $13,131           $10,962             $12,545

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

+ Account value if you reinvested income and capital gains

             AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------

        ONE          ANNUALIZED       ANNUALIZED
       YEAR            3 YEAR          INCEPTION
      RETURN           RETURN           TO DATE
--------------------------------------------------
       10.25%           4.79%            5.68%    Institutional Class*
--------------------------------------------------
        9.85%           4.40%+           6.23%    Class A**
--------------------------------------------------
        4.59%           2.72%+           2.96%    Class A, with load***
--------------------------------------------------



  *  Commenced operations on 01/31/97.
 **  Commenced operations on 06/14/99.
***  Reflects 4.75% sales charge.
  + Prior performance information represents performance of the Institutional Class, which was offered on 01/31/97. Institutional Class performance has been adjusted to reflect the Class A sales charge, but has not been adjusted to reflect Class A Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.





Bishop Street Funds

HIGH GRADE INCOME FUND
--------------------------------------------------------------------------------
                                TOP TEN HOLDINGS
--------------------------------------------------------------------------------

                                                                 Percentage
                                         Coupon       Maturity       of
                                          Rate          Date     Investments
-------------------------------------------------------------------------------
    1. United States Treasury Bond       7.25%      May 15, 2016    9.3%
--------------------------------------------------------------------------------
    2. United States Treasury Note       6.50%     Feb. 15, 2010    4.9%
--------------------------------------------------------------------------------
    3. United States Treasury Note       6.00%     Aug. 15, 2009    4.3%
--------------------------------------------------------------------------------
    4. United States Treasury Note       6.50%     Mar. 31, 2002    4.1%
--------------------------------------------------------------------------------
    5. United States Treasury Note       6.38%     Jan. 31, 2002    4.1%
--------------------------------------------------------------------------------
    6. United States Treasury Note       7.50%      May 15, 2002    3.7%
--------------------------------------------------------------------------------
    7. Shell Oil                         6.70%     Aug. 15, 2002    3.2%
--------------------------------------------------------------------------------
    8. United States Treasury Note       7.50%     Nov. 15, 2001    3.0%
--------------------------------------------------------------------------------
    9. BP Amoco                          5.90%     Apr. 15, 2009    2.9%
--------------------------------------------------------------------------------
   10. Lucent Technologies               7.25%     Jul. 15, 2006    2.8%
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS


  Face                                                               Market
 Amount                                                               Value
  (000)                                                               (000)
---------                                                            --------

                       U.S. TREASURY OBLIGATIONS -- 54.6%

            U.S. Treasury Bonds
  $3,250    7.500%, 11/15/16                                         $  3,920
   9,900    7.250%, 05/15/16                                           11,655
            U.S. Treasury Notes
   1,625    7.875%, 11/15/04                                            1,779
   3,750    7.500%, 11/15/01                                            3,811
   4,450    7.500%, 05/15/02                                            4,574
   3,025    7.500%, 02/15/05                                            3,290
     250    7.250%, 05/15/04                                              266
   2,000    7.250%, 08/15/04                                            2,138
   1,500    7.000%, 07/15/06                                            1,633
   5,125    6.500%, 03/31/02                                            5,190
     250    6.500%, 08/15/05                                              264
     500    6.500%, 10/15/06                                              534
   5,600    6.500%, 02/15/10                                            6,129
   1,000    6.375%, 09/30/01                                            1,005






December 31, 2000                                      www.bishopstreetfunds.com

HIGH GRADE INCOME FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

  Face                                                               Market
 Amount                                                               Value
  (000)                                                               (000)
---------                                                            --------

                      U.S. TREASURY OBLIGATIONS (CONTINUED)

  $5,125    6.375%, 01/31/02                                         $  5,172
     700    6.375%, 08/15/02                                              712
   1,550    6.250%, 01/31/02                                            1,562
   2,775    6.250%, 02/15/03                                            2,834
   1,800    6.125%, 08/15/07                                            1,895
   5,100    6.000%, 08/15/09                                            5,383
     500    5.875%, 02/15/04                                              510
     625    5.750%, 10/31/02                                              631
   1,700    5.750%, 08/15/03                                            1,725
   2,625    5.500%, 01/31/03                                            2,643
     625    5.500%, 05/31/03                                              630
                                                                     --------
            TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,158)             69,885
                                                                     --------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.9%

               FHLB
     700    7.570%, 08/19/04                                              742
     700    7.310%, 07/06/01                                              704
            FNMA
   2,500    6.250%, 11/15/02                                            2,529
   1,625    5.750%, 06/15/05                                            1,626
   3,500    5.125%, 02/13/04                                            3,459
            FNMA, MTN
   1,000    6.610%, 05/08/02                                            1,012
                                                                     --------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $9,992)     10,072
                                                                     --------

                         CORPORATE OBLIGATIONS -- 33.7%

BEAUTY PRODUCTS -- 1.9%
            Procter & Gamble
   2,425    5.250%, 09/15/03                                            2,392
                                                                     --------
COMMUNICATIONS EQUIPMENT -- 4.0%
            Motorola
   2,550    5.800%, 10/15/08                                            2,343
            Rockwell International
     300    6.625%, 06/01/05                                              304
            Sony
   2,425    6.125%, 03/04/03                                            2,429
                                                                     --------
                                                                        5,076
                                                                     --------

Bishop Street Funds

HIGH GRADE INCOME FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

  Face                                                               Market
 Amount                                                               Value
  (000)                                                               (000)
---------                                                            --------

DIVERSIFIED OPERATIONS -- 2.0%
            Honeywell International
  $2,525    7.000%, 03/15/07                                         $  2,610
                                                                     --------
FOOD, BEVERAGE & TOBACCO -- 1.6%
            Philip Morris
   2,000    7.125%, 08/15/02                                            2,000
                                                                     --------
HOUSEHOLD FURNITURE & FIXTURES -- 1.8%
            Leggett & Platt
   2,300    7.650%, 02/15/05                                            2,369
                                                                     --------
INDUSTRIAL -- 1.9%
            Aluminum of America, Ser B
   2,450    6.125%, 06/15/05                                            2,438
                                                                     --------
MACHINERY -- 1.9%
            Emerson Electric
   2,625    5.000%, 10/15/08                                            2,428
                                                                     --------
PETROLEUM REFINING -- 7.9%
            BP Amoco
   3,800    5.900%, 04/15/09                                            3,672
            Halliburton, MTN
   2,550    5.625%, 12/01/08                                            2,403
            Shell Oil
   4,000    6.700%, 08/15/02                                            4,065
                                                                     --------
                                                                       10,140
                                                                     --------
PHOTOGRAPHIC EQUIPMENT & SUPPLIES -- 0.7%
            Xerox
   1,000    6.625%, 04/16/01                                              900
                                                                     --------
RETAIL -- 5.9%
            Gap
   2,625    6.900%, 09/15/07                                            2,510
            Lowe's
   2,300    6.375%, 12/15/05                                            2,245
            Wal-Mart Stores
   2,625    8.000%, 09/15/06                                            2,855
                                                                     --------
                                                                        7,610
                                                                     --------




December 31, 2000                                      www.bishopstreetfunds.com

HIGH GRADE INCOME FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                       Market
Shares/Face                                                            Value
Amount(000)                                                            (000)
-----------                                                           --------
TELEPHONES & TELECOMMUNICATION -- 2.8%
               Lucent Technologies
     $3,800    7.250%, 07/15/06                                      $  3,529
                                                                     --------
TOYS -- 1.3%
               Hasbro
      2,325    6.150%, 07/15/08                                         1,619
                                                                     --------
               TOTAL CORPORATE OBLIGATIONS (Cost $44,224)              43,111
                                                                     --------

                             CASH EQUIVALENT -- 1.7%

  2,157,845    Dreyfus Cash Management Fund                             2,158
                                                                     --------
               TOTAL CASH EQUIVALENT (Cost $2,158)                      2,158
                                                                     --------
TOTAL INVESTMENTS (COST $123,532) -- 97.9%                            125,226
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET -- 2.1%                               2,688
                                                                     --------






Bishop Street Funds

HIGH GRADE INCOME FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONCLUDED)

                                                                                     Market
                                                                                     Value
                                                                                     (000)
                                                                                   ---------

                                   NET ASSETS:

Fund Shares of Institutional Class (unlimited authorization -- no par value)
    based on 13,034,949 outstanding shares of beneficial interest                   $130,104
Fund Shares of Class A (unlimited authorization -- no par value) based on 2,657
    outstanding shares of beneficial interest                                             26
Distribution in excess of net investment income                                           (1)
Accumulated net realized loss on investments                                          (3,909)
Net unrealized appreciation on investments                                             1,694
                                                                                    --------
TOTAL NET ASSETS -- 100.0%                                                          $127,914
                                                                                    ========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS                                            $ 9.81
                                                                                    ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A                             $ 9.76
                                                                                    ========
MAXIMUM OFFERING PRICE PER SHARE --  CLASS A ($9.76 (DIVIDE) 95.25%)                  $10.25
                                                                                    ========

FHLB -- FEDERAL HOME LOAN BANK
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




December 31, 2000                                      www.bishopstreetfunds.com

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

The municipal bond market turned in strong performance in 2000, delivering returns that were historically high on both before-tax and after-tax basis.

Like their taxable counterparts, municipals experienced a lackluster first half, straining under the weight of two rate hikes by the Federal Reserve Board. However, this was more than offset by a stellar second half, when signs of economic weakness roiled the stock market and sent investors in search of shelter and stability.

The late-year rally, however, was not felt equally in all sectors of the municipal market. The spread between high-quality and lesser-quality issues appeared to widen with every negative economic report, resulting in a significant advantage for top-rated issues.

MANAGEMENT DISCUSSION & ANALYSIS

During the year ended December 31, 2000, the Bishop Street Hawaii Municipal Bond Fund Institutional Class produced a total return of 12.61%.* This compares to a total return of 11.69% for the Lehman Brothers Municipal Bond Index, an unmanaged portfolio of national issues mostly non-exempt from Hawaii income taxes. The Fund outperformed the Lipper Hawaii Municipal Debt Average, which produced a return of 11.18%.

This strong performance is attributable to a strategy that emphasized long-term issues of the highest quality. This proved to be the "sweet spot" in the market, particularly during the latter portion of the year when investor concerns were at their highest.




Bishop Street Funds

                                                               [GRAPHIC OMITTED]

As of December 31, 2000, the Fund's average weighted maturity stood at 10.95 years, versus 10.24 years at the end of 1999. Duration was 7.79 vs. 7.30 a year earlier. And credit quality remained extremely high, with 92% of long-term debt holdings in the AAA/AA category.

The performance of the Fund was also positively impacted when a leading rating agency upgraded the State of Hawaii based on favorable economic and tourism trends.

Looking ahead, we believe that the fundamentals for the portfolio remain strong, with economic growth in the State of Hawaii continuing, rates trending downward, and demand for high-quality tax-exempt issues outpacing supply. As always, we will continue to seek strong after-tax returns for our investors while emphasizing quality.

* The Bishop Street Hawaii Municipal Bond Fund (Class A shares) produced a total return of 12.34%. Including the maximum sales charge of 4.25%, total return was 7.59%. Past performance is no guarantee of future results.






December 31, 2000                                      www.bishopstreetfunds.com

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             PERFORMANCE COMPARISON

 COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE BISHOP STREET HAWAII MUNICIPAL BOND FUND, INSTITUTIONAL CLASS OR CLASS A, VERSUS THE LEHMAN BROTHERS MUNICIPAL BOND INDEX, THE CONSUMER PRICE INDEX, AND THE LIPPER HAWAII
                             MUNICIPAL DEBT AVERAGE

                                [GRAPHIC OMITTED]
           EDGAR REPRESENTATION OF PLOT POINTS USED IN PRINTED GRAPHIC

           Bishop Street       Bishop Street    Lehman
        Hawaii Municipal    Hawaii Municipal    Brothers                       Lipper Hawaii
              Bond Fund,          Bond Fund,   Municipal        Consumer         Municipal
      Institutional Class+        Class A+     Bond Index     Price Index      Debt Average
2/28/95          $10,000         $9,575        $10,000         $10,000           $10,000
12/95            $10,941        $10,476        $11,005         $10,191           $11,097
12/96            $11,401        $10,916        $11,420         $10,522           $11,589
12/97            $12,373        $11,847        $12,362         $10,712           $12,656
12/98            $13,097        $12,540        $13,070         $10,884           $13,478
12/99            $12,750        $12,176        $13,199         $11,170           $12,513
12/00            $14,356        $13,677        $14,740         $11,546           $13,898

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

+ Account value if you reinvested income and capital gains

              AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------

      ONE    ANNUALIZED   ANNUALIZED    ANNUALIZED
     YEAR      3 YEAR       5 YEAR       INCEPTION
    RETURN     RETURN       RETURN        TO DATE
------------------------------------------------------
   12.61%       5.08%       5.59%         6.35%       Institutional Class*
------------------------------------------------------
   12.34%       4.90%+      5.48%+        6.58%       Class A**
------------------------------------------------------
    7.59%       3.41%+      4.58%+        3.65%       Class A, with load***
------------------------------------------------------



  *  Commenced operations on 02/15/95.
 **  Commenced operations on 06/14/99.
***  Reflects 4.25% sales charge.

  + Prior performance information represents performance of the Institutional Class, which was offered on 02/15/95. Institutional Class performance has been adjusted to reflect the Class A sales charge, but has not been adjusted to reflect Class A Rule 12b-1 fees and expenses. Had that adjustment been made, performance would be lower than that shown.






Bishop Street Funds

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                                TOP TEN HOLDINGS

                                                                              Percentage
                                                        Coupon     Maturity       of
                                                         Rate        Date     Investments
--------------------------------------------------------------------------------------------
    1. Honolulu City & County Waste Water Revenue Bond   5.25%   Jul. 01, 2018   3.0%
--------------------------------------------------------------------------------------------
    2. Hawaii State GO                                   6.50%   Dec. 01, 2013   2.6%
--------------------------------------------------------------------------------------------
    3. Honolulu City & County GO                         5.00%   Jul. 01, 2019   2.2%
--------------------------------------------------------------------------------------------
    4. Honolulu City & County Waste Water Revenue Bond   5.25%   Jul. 01, 2015   2.2%
--------------------------------------------------------------------------------------------
    5. Hawaii State Highway Revenue Bond                 5.25%   Jul. 01, 2015   2.2%
--------------------------------------------------------------------------------------------
    6. Hawaii State Highway Revenue Bond                 6.00%   Jul. 01, 2009   2.2%
--------------------------------------------------------------------------------------------
    7. Honolulu City & County Waste Water Revenue Bond   5.25%   Jul. 01, 2016   2.0%
--------------------------------------------------------------------------------------------
    8. Honolulu City & County GO                         5.13%   Jul. 01, 2015   2.0%
--------------------------------------------------------------------------------------------
    9. Honolulu City & County GO                         5.13%   Jul. 01, 2017   2.0%
--------------------------------------------------------------------------------------------
   10. Hawaii State Airport Systems Revenue Bond         6.50%   Jul. 01, 2014   1.8%
--------------------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

   Face                                                               Market
  Amount                                                               Value
   (000)                                                               (000)
 ---------                                                           --------


                            MUNICIPAL BONDS -- 98.7%

HAWAII -- 91.4%
               Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMBAC Insured
     $2,000    5.500%, 12/01/14                                      $  2,095
               Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, AMT, MBIA Insured
        760    6.200%, 05/01/26                                           807
               Department of Budget & Finance, Hawaiian Electric,
               Ser A, RB, MBIA Insured
      2,000    4.950%, 04/01/12                                         2,042
               Department of Budget & Finance, Hawaiian Electric,
               Ser B, RB, AMT, AMBAC Insured
      2,000    5.750%, 12/01/18                                         2,112
               Department of Budget & Finance, Queens Health Systems,
               Ser A, RB
      1,450    5.875%, 07/01/11                                         1,492




December 31, 2000                                      www.bishopstreetfunds.com

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

   Face                                                               Market
  Amount                                                               Value
   (000)                                                               (000)
 ---------                                                           --------

HAWAII (CONTINUED)
               Department of Budget & Finance, Queens Health Systems,
               Ser B, RB, MBIA Insured
     $  750    5.250%, 07/01/11                                      $    782
      1,445    5.250%, 07/01/12                                         1,494
      1,275    5.250%, 07/01/13                                         1,305
      1,000    5.250%, 07/01/14                                         1,019
               Department of Budget & Finance, Special Purpose Mortgage,
               Hawaiian Electric Project, Ser A, RB, AMT, MBIA Insured
        590    6.600%, 01/01/25                                           632
               Department of Budget & Finance, Special Purpose Mortgage,
               Kaiser Permanente Project, Ser A, RB
      2,500    6.500%, 03/01/11                                         2,553
               Department of Budget & Finance, Special Purpose Mortgage,
               Kapiolani Health Care System Project, RB
        250    6.400%, 07/01/13                                           256
      1,260    6.300%, 07/01/08                                         1,293
        500    6.000%, 07/01/11                                           504
               Department of Budget & Finance, Special Purpose Mortgage,
               St. Francis Medical Center Project, RB, FSA Insured
        930    6.500%, 07/01/22                                           966
               Department of Budget & Finance, Wilcox Memorial
               Hospital Project, RB
        500    5.500%, 07/01/09                                           477
               Harbor Capital Improvement, RB, AMT, MBIA Insured
        305    6.200%, 07/01/08                                           327
      1,000    5.600%, 07/01/15                                         1,046
      1,000    5.500%, 07/01/27                                         1,000
        500    5.400%, 07/01/09                                           529
               Harbor System, Ser A, RB, AMT, FSA Insured
      2,025    5.750%, 07/01/17                                         2,152
      1,210    5.700%, 07/01/16                                         1,269
               Hawaii County, Ser A, GO, FGIC Insured
        450    5.600%, 05/01/12                                           487
        190    5.600%, 05/01/13                                           205
        400    5.550%, 05/01/09                                           431
               Hawaii County, Ser A, GO, FSA Insured
      1,000    5.625%, 05/15/19                                         1,040
        500    5.400%, 05/15/15                                           518
      1,000    5.375%, 05/15/13                                         1,045
      1,000    5.375%, 05/15/14                                         1,035
      1,000    5.250%, 05/15/11                                         1,051
      1,025    5.250%, 05/15/12                                         1,067


Bishop Street Funds

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

   Face                                                               Market
  Amount                                                               Value
   (000)                                                               (000)
 ---------                                                           --------

HAWAII (CONTINUED)
               Hawaii State, Airport System, RB, AMT, FGIC Insured
     $1,470    7.000%, 07/01/20                                      $  1,515
               Hawaii State, Airport System, Second Ser, RB, AMT
         60    6.900%, 07/01/12                                            71
               Hawaii State, Airport System, Second Ser, RB, AMT,
               FGIC Insured
      1,100    6.900%, 07/01/12                                         1,305
               Hawaii State, Airport System, Ser B, RB, AMT,
               FGIC Insured
      2,500    6.500%, 07/01/14                                         2,828
               Hawaii State, Airport System, Third Ser, RB, AMT,
               AMBAC Insured
      1,000    5.750%, 07/01/09                                         1,052
               Hawaii State, Highway, RB
      3,000    6.000%, 07/01/09                                         3,334
        375    5.250%, 07/01/10                                           393
        500    5.250%, 07/01/12                                           517
      1,000    5.250%, 07/01/16                                         1,015
        510    5.000%, 07/01/11                                           518
      1,175    5.000%, 07/01/13                                         1,185
               Hawaii State, Highway, RB, FGIC Insured
      3,280    5.250%, 07/01/15                                         3,358
        405    5.000%, 07/01/16                                           405
               Hawaii State, Housing & Community Development,
               Ser A, RB, AMT, FNMA Collateral
      2,000    6.300%, 07/01/20                                         2,080
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program, Ser A, RB
        750    6.050%, 07/01/22                                           773
        350    6.000%, 07/01/15                                           364
               Hawaii State, Housing, Finance & Development,
               Affordable Rental Housing Program,
               Ser A, RB, AMT, FNMA Collateral
      2,075    5.750%, 07/01/30                                         2,078
        995    5.550%, 07/01/07                                         1,027
      1,375    5.400%, 07/01/30                                         1,313
        250    5.250%, 07/01/13                                           252
               Hawaii State, Housing, Finance & Development,
               Single-Family Mortgage Purchase, Ser B, RB,
               FNMA Collateral
      1,000    5.450%, 07/01/17                                         1,002


December 31, 2000                                      www.bishopstreetfunds.com

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

   Face                                                               Market
  Amount                                                               Value
   (000)                                                               (000)
 ---------                                                           --------

HAWAII (CONTINUED)

               Hawaii State, Housing, Finance & Development,
               University of Hawaii, Faculty Housing Project,
               RB, AMBAC Insured
     $  700    5.650%, 10/01/16                                      $    725
        415    5.000%, 10/01/06                                           430
        395    4.850%, 10/01/05                                           405
        380    4.750%, 10/01/04                                           386
               Hawaii State, Kapolei Office Building, COP,
               MBIA Insured
      1,000    5.200%, 05/01/14                                         1,026
               Hawaii State, Kapolei Office Building, Ser A, COP,
               AMBAC Insured
      1,725    5.250%, 05/01/13                                         1,788
      1,000    5.000%, 05/01/14                                         1,007
      2,000    5.000%, 05/01/15                                         2,010
      1,500    5.000%, 05/01/16                                         1,500
      1,000    5.000%, 05/01/17                                           995
        500    5.000%, 05/01/18                                           496
               Hawaii State, Public Improvements, Ser CA, GO,
               MBIA Insured
        820    5.500%, 01/01/12                                           877
               Hawaii State, Ser CL, GO
      1,000    6.000%, 03/01/09                                         1,107
               Hawaii State, Ser CM, GO, FGIC Insured
      3,500    6.500%, 12/01/13                                         4,086
        500    6.000%, 12/01/09                                           557
      1,500    6.000%, 12/01/11                                         1,686
               Hawaii State, Ser CN, GO, FGIC Insured
        500    5.500%, 03/01/14                                           520
      1,000    5.250%, 03/01/13                                         1,031
        500    5.250%, 03/01/17                                           507
               Hawaii State, Ser CO, GO, FGIC Insured
        200    6.000%, 09/01/05                                           214
               Hawaii State, Ser CR, GO, MBIA Insured
      2,500    5.250%, 04/01/12                                         2,600
      2,500    5.250%, 04/01/13                                         2,587
               Hawaii State, Ser CT, GO, FSA Insured
      2,000    5.875%, 09/01/16                                         2,188


Bishop Street Funds

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

   Face                                                               Market
  Amount                                                               Value
   (000)                                                               (000)
 ---------                                                           --------

HAWAII (CONTINUED)

               Hawaiian Home Lands Department, RB
     $1,250    4.000%, 07/01/05                                      $  1,217
               Honolulu City & County, Board of Water Supply, RB
      1,000    5.800%, 07/01/16                                         1,058
        250    5.250%, 07/01/07                                           263
               Honolulu City & County, GO
        230    6.000%, 12/01/09                                           256
               Honolulu City & County, Halawa Business Park, SA
        370    6.400%, 10/15/01                                           374
               Honolulu City & County, Mortgage, Smith Beretania,
               Ser A, RB, FHA Insured
         95    7.800%, 07/01/24                                            98
               Honolulu City & County, Ser A, GO
         55    6.000%, 01/01/10                                            61
               Honolulu City & County, Ser A, GO, ETM
         95    6.000%, 01/01/10                                           106
        245    5.700%, 04/01/09                                           267
               Honolulu City & County, Ser A, GO, ETM, MBIA Insured
        135    6.000%, 11/01/10                                           152
               Honolulu City & County, Ser A, GO, MBIA Insured
        365    6.000%, 11/01/10                                           409
               Honolulu City & County, Ser B, GO
      1,230    5.600%, 06/01/05                                         1,293
      3,000    5.125%, 07/01/17                                         3,019
               Honolulu City & County, Ser B, GO, FGIC Insured
        635    5.500%, 10/01/11                                           686
      3,000    5.125%, 07/01/15                                         3,045
               Honolulu City & County, Ser C, GO, FGIC Insured
        125    5.500%, 11/01/07                                           134
      1,200    5.125%, 07/01/11                                         1,254
      3,500    5.000%, 07/01/19                                         3,448
               Honolulu City & County, Waipahu Towers Project,
               Ser A, RB, AMT, GNMA Collateral
        200    6.900%, 06/20/35                                           212


December 31, 2000                                      www.bishopstreetfunds.com

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

   Face                                                               Market
  Amount                                                               Value
   (000)                                                               (000)
 ---------                                                           --------

HAWAII (CONTINUED)

               Honolulu City & County, Waste Water, 2nd Board
               Resolution, Junior Ser, RB, FGIC Insured
     $1,000    5.250%, 07/01/12                                      $  1,041
      1,900    5.250%, 07/01/13                                         1,969
      3,365    5.250%, 07/01/15                                         3,445
      3,000    5.250%, 07/01/16                                         3,056
      2,000    5.250%, 07/01/17                                         2,030
      4,500    5.250%, 07/01/18                                         4,556
      1,525    5.000%, 07/01/23                                         1,474
               Honolulu City & County, Ser B, GO
      2,500    5.000%, 10/01/13                                         2,559
               Honolulu City & County, Ser B, GO, FGIC Insured
      2,000    5.125%, 07/01/16                                         2,022
               Kauai County, Public Improvement, Ser B, GO,
               MBIA Insured
        175    5.200%, 08/01/15                                           178
        165    5.150%, 08/01/14                                           168
        155    5.100%, 08/01/13                                           158
        120    5.050%, 08/01/12                                           123
        140    5.000%, 08/01/11                                           144
        135    4.950%, 08/01/10                                           140
        100    4.850%, 08/01/09                                           103
        120    4.750%, 08/01/08                                           123
               Kauai County, Ser A, GO, FGIC Insured
      1,135    6.250%, 08/01/18                                         1,267
      1,480    6.250%, 08/01/20                                         1,634
      1,335    6.250%, 08/01/21                                         1,469
      1,050    6.250%, 08/01/22                                         1,154
               Kauai County, Ser B, GO, AMBAC Insured
        285    5.750%, 08/01/06                                           306
               Kauai County, Ser B, GO, MBIA Insured
        260    5.900%, 02/01/13                                           274
               Maui County, GO, FGIC Insured
        290    5.125%, 12/15/10                                           298
      1,000    5.100%, 09/01/04                                         1,029


Bishop Street Funds

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

   Face                                                               Market
  Amount                                                               Value
   (000)                                                               (000)
 ---------                                                           --------

HAWAII (CONTINUED)

               Maui County, Ser A, GO, FGIC Insured
     $  500    5.200%, 09/01/12                                      $    518
        100    5.125%, 03/01/14                                           102
        615    5.100%, 03/01/19                                           613
        200    5.000%, 03/01/13                                           203
        795    5.000%, 03/01/18                                           788
        500    4.900%, 03/01/14                                           499
        500    4.800%, 03/01/13                                           499
               Maui County, Ser A, GO, MBIA Insured
        250    5.750%, 06/01/13                                           264
               Maui County, Ser C, GO, FGIC Insured
        500    5.200%, 03/01/16                                           507
        555    5.150%, 03/01/14                                           565
        790    5.150%, 03/01/15                                           802
                                                                     --------
                                                                      141,576
                                                                     --------
GUAM -- 0.3%
               Guam, Power Authority, Ser A, RB, AMBAC Insured
        400    6.375%, 10/01/08                                           423
                                                                     --------
PUERTO RICO -- 7.0%
               Puerto Rico Commonwealth, GO, MBIA Insured
      1,500    6.500%, 07/01/10                                         1,764
      1,000    6.500%, 07/01/13                                         1,199
      1,000    6.500%, 07/01/14                                         1,203
               Puerto Rico, Electric Power Authority,
               Ser DD, RB, FSA Insured
      1,500    5.000%, 07/01/28                                         1,481
               Puerto Rico, Housing, Banking & Finance Agency,
               Single-Family Mortgage, Affordable Housing Mortgage,
               Portfolio I, AMT, RB, GNMA/FNMA/FHLMC Collateral
        190    6.100%, 10/01/15                                           197
               Puerto Rico, Industrial Tourist Educational Medical
               Environmental Control Facilities, Hospital Auxilio
               Muto Obligation Group, Ser A, RB, MBIA Insured
        300    6.250%, 07/01/24                                           320


December 31, 2000                                      www.bishopstreetfunds.com

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

                                                                      Market
 Shares/Face                                                          Value
 Amount (000)                                                         (000)
-------------                                                        --------

PUERTO RICO (CONTINUED)
               Puerto Rico, Public Building Authority, Government
               Facilities, Ser B, RB, MBIA Insured
     $1,000    5.000%, 07/01/15                                      $  1,023
               Puerto Rico, Public Improvements,
               GO, FSA Insured
      2,000    5.250%, 07/01/17                                         2,135
               University of Puerto Rico, Ser O, RB, MBIA Insured
      1,500    5.750%, 06/01/19                                         1,598
                                                                     --------
                                                                       10,920
                                                                     --------
               TOTAL MUNICIPAL BONDS (Cost $148,183)                  152,919
                                                                     --------

                             CASH EQUIVALENT -- 1.0%

   1,473,954   Goldman Sachs Tax-Exempt Diversified                     1,474
                                                                     --------
               TOTAL CASH EQUIVALENT (Cost $1,474)                      1,474
                                                                     --------
TOTAL INVESTMENTS (COST $149,657) -- 99.7%                            154,393
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET -- 0.3%                                 459
                                                                     --------





Bishop Street Funds

HAWAII MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONCLUDED)

                                                                                    Market
                                                                                    Value
                                                                                    (000)
                                                                                  --------

                                   NET ASSETS:
Fund Shares of Institutional Class (unlimited authorization -- no par value)
    based on 12,610,648 outstanding shares of beneficial interest                   $131,098
Fund Shares of Class A (unlimited authorization -- no par value) based on
    1,866,887 outstanding shares of beneficial interest                               19,398
Undistributed net investment income                                                        3
Accumulated net realized loss on investments                                            (383)
Net unrealized appreciation on investments                                             4,736
                                                                                    --------
TOTAL NET ASSETS -- 100.0%                                                          $154,852
                                                                                    ========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS                                            $10.70
                                                                                    ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE -- CLASS A                             $10.69
                                                                                    ========
MAXIMUM OFFERING PRICE PER SHARE  --  CLASS A
    ($10.69 (DIVIDE) 95.75%)                                                          $11.16
                                                                                    ========

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATE OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHA -- FEDERAL HOUSING ADMINISTRATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
SA -- SPECIAL ASSESSMENT
SER -- SERIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




December 31, 2000                                      www.bishopstreetfunds.com

                                  BISHOP STREET
               INVESTMENT ADVISER'S REPORT & MANAGEMENT DISCUSSION
                                      FUNDS

MONEY MARKET & TREASURY MONEY MARKET FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER'S REPORT

First it was Korea in 1997, then Long Term Capital and Russia in 1998, and in 1999 it was Y2K. 2000 should have been a relaxing year for investors as we experienced our first year without a liquidity crunch since 1996. It was not to be. The Fed raised interest rates, the NASDAQ slumped taking consumer confidence with it, and the long economic expansion appeared to be near its end, leading the Fed to consider reversing course and lowering interest rates by year-end.

It is expected that when the economic cycle turns lower, the credit quality of corporate issuers, especially those most closely tied to the cycle, will turn lower in tandem. This is exactly what occurred in 2000 as the prevalence of credit problems increased relative to recent years. Avoiding these issues, as always, was crucial. Whether it was due to cyclical industries such as auto manufacturers facing a downturn, regulatory issues such as those facing the California utilities, the resurgence of costly asbestos litigation, rising loan delinquencies and deterioration of accounts receivable, or admission by management of poor execution of strategy in the cases of Lucent and AT&T, the markets were quick to take financing and liquidity away from any company admitting difficulties. Once pristine issuers, such as these latter two, were forced to pay an additional 50 to 100 basis points in incremental yield to obtain financing over the turn of the year. Following the difficulties at Montgomery Ward, Xerox, and Finova, the December 31 declaration of bankruptcy by LTV Corporation was the exclamation point on a very difficult year for U.S. corporate credits.





Bishop Street Funds

                                                               [GRAPHIC OMITTED]

MANAGEMENT DISCUSSION & ANALYSIS

Our strategy for the year contained the three pillars of money market fund investing: Anticipate the Fed's movements, defend the $1.00 Net Asset Value by not making credit mistakes in the Money Market Fund, and make sure liquidity is available to shareholders at all times. We are pleased to report that we have successfully navigated the troubled credit waters so far, although not all money market mutual funds have been as fortunate.

In spite of no exposure to the credit markets, managing the Treasury Money Market Fund was also difficult this year as the government's efforts to pay down its debt with the rapidly-accruing surplus have made yields on Treasury bills unattractively low. For most of the year, we were content to invest much of the Fund in overnight repurchase agreements collateralized by U.S. Treasuries. This strategy produced good relative returns. However, as we became convinced that the Fed was about to lower interest rates late in the year, we purchased lower yielding Treasuries in advance of the Fed actions. In the short term, these purchases lowered the Fund's yield, but we believe our actions are the correct ones for outperformance in the new year once the Fed actually moves short term interest rates.

So last year was not without excitement and this year will not be either. We look forward to whatever challenges it brings and to serving the Bishop Street Funds' shareholders for another year.




December 31, 2000                                      www.bishopstreetfunds.com

MONEY MARKET FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

  Face
 Amount                                                               Value
  (000)                                                               (000)
---------                                                            --------

                            COMMERCIAL PAPER -- 45.7%

ASSET-BACKED -- 18.3%
               Aesop Funding
    $ 7,050    6.470%, 02/22/01                                      $  6,984
               Apreco
      8,000    6.620%, 01/16/01                                         7,978
               Corporate Asset Funding
      9,000    6.542%, 01/22/01                                         8,966
               Corporate Receivable
     10,000    6.470%, 02/13/01                                         9,923
               Edison Asset Securitization
      4,710    6.570%, 01/30/01                                         4,685
               Enterprise Funding
      9,000    6.530%, 02/23/01                                         8,913
               Falcon Asset Securitization
      4,257    6.650%, 01/10/01                                         4,250
      4,205    6.600%, 01/23/01                                         4,188
                                                                     --------
                                                                       55,887
                                                                     --------
BANKS -- 3.2%
               Chase Manhattan
      5,000    6.470%, 02/28/01                                         4,948
               Commonwealth Bank Australia
      5,000    6.570%, 02/16/01                                         4,958
                                                                     --------
                                                                        9,906
                                                                     --------
FINANCIAL SERVICES -- 16.4%
               General Electric Capital
      9,000    6.460%, 03/20/01                                         8,874
               General Motors Acceptance
      9,000    6.530%, 01/31/01                                         8,951
               Goldman Sachs Group
      9,000    6.550%, 01/19/01                                         8,970
               Island Finance Puerto Rico
      5,775    6.420%, 03/13/01                                         5,702
               National Rural Utilities
      4,000    6.380%, 05/23/01                                         3,899
      5,000    6.090%, 08/16/01                                         4,808
               Private Export Funding
      9,000    6.200%, 05/18/01                                         8,788
                                                                     --------
                                                                       49,992
                                                                     --------






Bishop Street Funds

MONEY MARKET FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

  Face
 Amount                                                               Value
  (000)                                                               (000)
---------                                                            --------

INDUSTRIAL -- 7.1%
               Archer-Daniels
    $ 7,000    6.350%, 04/11/01                                      $  6,876
               Fortune Brands
      3,000    6.570%, 02/26/01                                         2,969
               Virginia Electric & Power
      9,000    6.570%, 01/26/01                                         8,959
               Unilever Capital (A) (B)
      3,000    6.708%, 03/07/01                                         3,000
                                                                     --------
                                                                       21,804
                                                                     --------
COMPUTERS & SERVICES -- 0.7%
               IBM
      2,000    7.150%, 01/03/01                                         1,999
                                                                     --------
               TOTAL COMMERCIAL PAPER (Cost $139,588)                 139,588
                                                                    ---------

                   CERTIFICATES OF DEPOSIT/BANK NOTES -- 20.9%

               American Express Centurion Bank (A)
      9,000    6.628%, 01/27/01                                         9,000
               Bank of America
      9,000    6.650%, 03/05/01                                         9,000
               Barclays Bank, NY
      5,000    6.710%, 02/09/01                                         5,000
               Credit Agricole NY
     10,000    7.090%, 06/22/01                                        10,005
               Deutsche Bank
      5,000    6.600%, 01/22/01                                         5,000
      3,000    6.750%, 02/22/01                                         3,000
               Dresdner Bank
      3,000    6.710%, 02/26/01                                         3,000
               First Tennessee Bank (A)
      7,000    6.661%, 02/23/01                                         7,000
               Svenska Handels
     10,000    7.110%, 06/20/01                                        10,010
               UBS
      3,000    6.720%, 02/05/01                                         3,000
                                                                     --------
               TOTAL CERTIFICATES OF DEPOSIT/BANK NOTES
               (Cost $64,015)                                          64,015
                                                                     --------





December 31, 2000                                      www.bishopstreetfunds.com

MONEY MARKET FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONTINUED)

  Face
 Amount                                                               Value
  (000)                                                               (000)
---------                                                            --------

                      INSURANCE FUNDING AGREEMENTS -- 7.9%

               Allstate (A) (B)
    $ 3,000    6.718%, 03/15/01                                      $  3,000
               Metropolitan Life Funding (A) (B)
      5,000    6.759%, 02/01/01                                         5,000
               Monumental Life Insurance (A) (B)
     10,000    6.860%, 02/01/01                                        10,000
               Travelers Insurance Funding (A) (B)
      6,000    6.796%, 03/01/01                                         6,000
                                                                     --------
               TOTAL INSURANCE FUNDING AGREEMENTS (Cost $24,000)       24,000
                                                                     --------

                          CORPORATE OBLIGATIONS -- 9.7%

               British Telecom PLC (A)
      9,000    6.852%, 01/09/01                                         9,000
               General Electric Capital
      1,750    5.770%, 08/27/01                                         1,743
               International Lease Finance
      3,500    5.560%, 09/18/01                                         3,478
      5,000    5.550%, 10/01/01                                         4,967
               SBC Communications (A) (B)
      7,000    6.709%, 02/15/01                                         7,000
               SMM Trust 2000-E (A) (B)
      3,500    6.731%, 01/14/01                                         3,500
                                                                     --------
               TOTAL CORPORATE OBLIGATIONS (Cost $29,688)              29,688
                                                                     --------

                   U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.6%

               FNMA, MTN
      5,000    6.520%, 03/16/01                                         4,999
                                                                     --------
               TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,999)   4,999
                                                                     --------




Bishop Street Funds

MONEY MARKET FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONCLUDED)

   Face
  Amount                                                                           Value
   (000)                                                                           (000)
 ---------                                                                       ---------

                         REPURCHASE AGREEMENTS -- 13.8%

               Lehman Brothers, 6.500%, dated 12/31/00, matures 01/02/01, repurchase price $21,315,383 (collateralized by various U.S.
               Government obligations, total par value $21,385,000,
    $21,300    7.000%-7.250%, 08/16/02-11/02/04; total market value $21,726,741)    $ 21,300

               UBS Warburg Dillion, 6.450%, dated 12/31/00, matures 01/02/01, repurchase price $21,015,050 (collateralized by a U.S. Government obligation, total par value $21,545,000,
     21,000    0.000%, 01/31/01; total market value $21,422,194)                      21,000
                                                                                    --------
               TOTAL REPURCHASE AGREEMENTS (Cost $42,300)                             42,300
                                                                                    --------
TOTAL INVESTMENTS (COST $304,590) -- 99.6%                                           304,590
                                                                                    --------
OTHER ASSETS AND LIABILITIES, NET -- 0.4%                                              1,088
                                                                                    --------

                                   NET ASSETS:

Fund Shares of Institutional Class (unlimited authorization -- no par value)
    based on 305,677,834 outstanding shares of beneficial interest                   305,678
Undistributed net investment income                                                        4
Accumulated net realized loss on investments                                              (4)
                                                                                    --------
TOTAL NET ASSETS -- 100.0%                                                          $305,678
                                                                                    ========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS                                             $1.00
                                                                                    ========

(A)FLOATING RATE SECURITY -- THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON 12/31/00. THE MATURITY DATE SHOWN IS THE NEXT SCHEDULED RESET DATE.
(B)SECURITIES SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXCEPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THIS SECURITY HAS BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
PLC -- PUBLIC LIMITED CORPORATION

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




December 31, 2000                                      www.bishopstreetfunds.com

TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS

  Face
 Amount                                                               Value
  (000)                                                               (000)
---------                                                            --------

                       U.S. TREASURY OBLIGATIONS -- 32.5%

               U.S. Treasury Bills (A)
    $10,000    6.061%, 03/08/01                                      $  9,891
     15,000    5.989%, 03/15/01                                        14,820
     10,000    5.966%, 05/03/01                                         9,803
     20,000    5.943%, 06/14/01                                        19,474
     20,000    5.848%, 06/21/01                                        19,460
     20,000    5.562%, 06/28/01                                        19,465
               U.S. Treasury Notes
     10,000    5.000%, 02/28/01                                         9,981
     15,000    6.500%, 05/31/01                                        15,023
     10,000    5.500%, 07/31/01                                         9,968
     20,000    6.625%, 07/31/01                                        20,020
                                                                     --------
               TOTAL U.S. TREASURY OBLIGATIONS (Cost $147,905)        147,905
                                                                     --------

                         REPURCHASE AGREEMENTS -- 67.8%

               BZW, 6.000%, dated 12/31/00, matures 01/02/01,
               repurchase price $66,444,267 (collateralized by a
               U.S. Treasury Note, total par value $66,083,000,
     66,400    5.500%, 02/28/03; total market value $67,728,800)       66,400

               Credit Suisse First Boston, 6.150%, dated
               12/31/00, matures 01/02/01, repurchase price
               $17,011,617 (collateralized by U.S. Treasury
               Bond, total par value $16,353,000, 3.625%,
               04/15/28; total market
     17,000    value $17,384,445)                                      17,000

               Lehman Brothers 5.750%, dated 12/31/00, matures
               01/02/01, repurchase price $46,029,389
               (collateralized by various U.S. Treasury Bonds,
               total par value $35,211,000, 6.375%-10.625%,
               08/15/15-08/15/27; total market
     46,000    value $46,903,315)                                      46,000

               Lehman Brothers 6.020%, dated 12/31/00, matures
               01/02/01, repurchase price $33,022,073
               (collateralized by various U.S. Treasury STRIPS,
               total par value $84,985,000, 0.000%,
     33,000    05/15/17; total market value $33,990,000)               33,000


Bishop Street Funds

TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

                             STATEMENT OF NET ASSETS
                                   (CONCLUDED)

  Face
 Amount                                                               Value
  (000)                                                               (000)
---------                                                            --------


               Paribas, 6.050%, dated 12/31/00, matures
               01/02/01, repurchase price $81,354,652
               (collateralized by a U.S. Treasury Note, total
               par value $77,193,000, 6.125%,
    $81,300    08/15/07; total market value $82,926,963)             $ 81,300

               UBS Warburg Dillion, 5.250%, dated 12/31/00,
               matures 01/02/01, repurchase price $65,238,033
               (collateralized by various U.S. Treasury Bills,
               total par value $69,790,000, 0.000%,
               05/31/01-11/29/01;
     65,200    total market value $66,507,282)                         65,200
                                                                     --------
               TOTAL REPURCHASE AGREEMENTS (Cost $308,900)            308,900
                                                                     --------
TOTAL INVESTMENTS (COST $456,805) -- 100.3%                           456,805
                                                                     --------
OTHER ASSETS AND LIABILITIES, NET -- (0.3%)                            (1,193)
                                                                     --------

                           NET ASSETS:

Fund Shares of Institutional Class (unlimited authorization -- no par value) based on 455,618,495 outstanding shares of
    beneficial interest                                               455,618
Undistributed net investment income                                        14
Accumulated net realized loss on investments                              (20)
                                                                     --------
TOTAL NET ASSETS -- 100.0%                                           $455,612
                                                                     ========
NET ASSET VALUE, OFFERING AND REDEMPTION
    PRICE PER SHARE -- INSTITUTIONAL CLASS                              $1.00
                                                                     ========
(A) REPRESENTS THE YIELD TO MATURITY AT DATE OF PURCHASE.
STRIPS -- SEPARATE TRADING OF REGISTERED INTEREST AND PRINCIPAL OF SECURITIES

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.






December 31, 2000                                      www.bishopstreetfunds.com

BISHOP STREET FUNDS
--------------------------------------------------------------------------------

                            STATEMENTS OF OPERATIONS
                           FOR THE YEAR ENDED 12/31/00
                                 (IN THOUSANDS)

                                                    High    Hawaii            Treasury
                                                    Grade  Municipal   Money    Money
                                         Equity    Income    Bond     Market   Market
                                          Fund      Fund     Fund      Fund     Fund
------------------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                    $    523   $  7,907  $  8,025  $20,272   $23,568
   Dividend Income (Net of withholding
      taxes of $28)                      2,344         --        --       --        --
------------------------------------------------------------------------------------------
   Total Investment Income               2,867      7,907     8,025   20,272    23,568
------------------------------------------------------------------------------------------
EXPENSES:
   Investment Adviser Fee                2,767        703       527      939     1,144
   Investment Adviser Fee Waiver          (130)      (139)     (285)    (277)     (528)
   Management Fee                          748        256       300      626       762
   Management Fee Waiver                  (346)      (129)     (208)    (285)     (348)
   Shareholder Servicing Fee               935        320       384      783       971
   Shareholder Servicing Fee Waiver       (561)      (198)     (234)    (486)     (572)
   Distribution Fees Class A                 8         --        21       --        --
   Custody Fees                             21         28        32       59        42
   Transfer Agent Fees                      82         56        54       50        47
   Registration Fees                        67         29        28        8        16
   Trustees Fees                            44         13        17       35        35
   Printing Fees                            34         14        18       41        37
   Professional Fees                        62         25        27       62        63
   Miscellaneous Expenses                   14         11        --       11         8
------------------------------------------------------------------------------------------
           Total Expenses                3,745        989       681    1,566     1,677
------------------------------------------------------------------------------------------
   Net Investment Income (Loss)           (878)     6,918     7,344   18,706    21,891
------------------------------------------------------------------------------------------
Net Realized Gain (Loss) on Investments 21,586     (3,839)     (383)      (2)        4
Change in Unrealized Appreciation
   (Depreciation) on Investments       (81,793)     9,478    11,012       --        --
------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss)
   on Investments                      (60,207)     5,639    10,629       (2)        4
------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
   Resulting from Operations          $(61,085)   $12,557   $17,973  $18,704   $21,895
==========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.








Bishop Street Funds

BISHOP STREET FUNDS
--------------------------------------------------------------------------------

                                        STATEMENTS OF CHANGES IN NET ASSETS
                                                  (IN THOUSANDS)

                                                                    Equity Fund     High Grade Income Fund
------------------------------------------------------------------------------------------------------------
                                                             01/01/00 to 01/01/99 to 01/01/00 to 01/01/99 to
                                                               12/31/00   12/31/99    12/31/00     12/31/99
------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income (Loss)                                 $   (878)  $     (6)  $  6,918    $  2,822
   Net Realized Gain (Loss) on Investments                        21,586     30,951     (3,839)          7
   Change in Unrealized Appreciation
     (Depreciation) on Investments                               (81,793)    26,018      9,478      (4,605)
------------------------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Resulting From Operations   (61,085)    56,963     12,557      (1,776)
------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class Shares                                       --         --     (6,918)     (2,822)
     Class A Shares (1)                                               --         --         --          --
   Capital Gains:
     Institutional Class Shares                                  (32,969)   (22,427)        --        (376)
     Class A Shares (1)                                             (651)       (30)        --          --
------------------------------------------------------------------------------------------------------------
        Total Distributions                                      (33,620)   (22,457)    (6,918)     (3,198)
------------------------------------------------------------------------------------------------------------
Changes in Net Assets                                            (94,705)    34,506      5,639      (4,974)
------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds in Connection with the Acquisition of
         Common Trust Fund Assets                                     --    224,391         --      97,163
     Proceeds from Shares Issued                                  38,588     30,327     13,675      18,415
     Reinvestments of Cash Distributions                          14,828      8,559      1,514       1,731
     Cost of Shares Redeemed                                     (51,715)    (8,344)   (20,821)     (9,355)
------------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share Transactions       1,701    254,933     (5,632)    107,954
------------------------------------------------------------------------------------------------------------
   Class A Shares: (1)
     Proceeds from Shares Issued                                  12,266        680         64           1
     Reinvestments of Cash Distributions                             646         30         --          --
     Cost of Shares Redeemed                                        (522)      (156)       (39)         --
------------------------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions                  12,390        554         25           1
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   From Capital Share Transactions                                14,091    255,487     (5,607)    107,955
------------------------------------------------------------------------------------------------------------
   Total Increase (Decrease) in Net Assets                       (80,614)   289,993         32     102,981
------------------------------------------------------------------------------------------------------------
NET ASSETS:
        Beginning of Period                                      391,810    101,817    127,882      24,901
------------------------------------------------------------------------------------------------------------
         End of Period                                          $311,196   $391,810   $127,914    $127,882
============================================================================================================
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
Shares Issued in Connection with the
    Acquisition of Common Trust Fund Assets                           --     13,437         --      10,121
Shares Issued                                                      2,315      1,772      1,437       1,898
Shares Issued in Lieu of Cash Distributions                          992        497        158         177
Shares Redeemed                                                   (3,007)      (492)    (2,179)       (964)
------------------------------------------------------------------------------------------------------------
        Total Institutional Class Capital Share Transactions         300     15,214       (584)     11,232
------------------------------------------------------------------------------------------------------------
   Class A Shares: (1)
Shares Issued                                                        741         40          7          --
Shares Issued in Lieu of Cash Distributions                           45          2         --          --
Shares Redeemed                                                      (31)        (9)        (4)         --
------------------------------------------------------------------------------------------------------------
        Total Class A Capital Share Transactions                     755         33          3          --
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Shares                          1,055     15,247       (581)     11,232
============================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON 06/14/99.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.





December 31, 2000                                      www.bishopstreetfunds.com

BISHOP STREET FUNDS
--------------------------------------------------------------------------------

                       STATEMENT OF CHANGES IN NET ASSETS
                                 (IN THOUSANDS)

                                                                     Hawaii Municipal
                                                                         Bond Fund
-------------------------------------------------------------------------------------------
                                                                    01/01/00    01/01/99
                                                                   to 12/31/00 to 12/31/99
-------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                             $ 7,344    $ 3,347
   Net Realized Gain (Loss) on Investments                              (383)       143
   Change in Unrealized Appreciation
     (Depreciation) on Investments                                    11,012     (5,313)
-------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets Resulting From Operations           17,973     (1,823)
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income:
     Institutional Class Shares                                       (6,952)    (3,279)
     Class A Shares (1)                                                 (389)       (96)
   Capital Gains:
     Institutional Class Shares                                          (63)       (88)
     Class A Shares (1)                                                   (3)        (6)
-------------------------------------------------------------------------------------------
         Total Distributions                                          (7,407)    (3,469)
-------------------------------------------------------------------------------------------
Change in Net Assets                                                  10,566     (5,292)
-------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
     Proceeds in Connection with the Acquisition of
       Common Trust Fund Assets                                           --    102,397
     Proceeds from Shares Issued                                      14,883     17,832
     Reinvestments of Cash Distributions                                 729        907
     Cost of Shares Redeemed                                         (31,911)   (10,408)
-------------------------------------------------------------------------------------------
         Total Institutional Class Capital Share Transactions        (16,299)   110,728
-------------------------------------------------------------------------------------------
   Class A Shares: (1)
     Proceeds from Shares Issued                                      13,670      6,374
     Reinvestments of Cash Distributions                                 223        101
     Cost of Shares Redeemed                                            (780)      (190)
-------------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions                     13,113      6,285
-------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets From Capital Share Transactions (3,186)   117,013
-------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                        7,380    111,721
-------------------------------------------------------------------------------------------
NET ASSETS:
   Beginning of Period                                               147,472     35,751
-------------------------------------------------------------------------------------------
   End of Period                                                    $154,852   $147,472
===========================================================================================
CAPITAL SHARE TRANSACTIONS:
   Institutional Class Shares:
Shares Issued in Connection with the
     Acquisition of Common Trust Fund Assets                              --     10,049
Shares Issued                                                          1,468      1,716
Shares Issued in Lieu of Cash Distributions                               71         87
Shares Redeemed                                                       (3,089)    (1,011)
-------------------------------------------------------------------------------------------
         Total Institutional Class Capital Share Transactions         (1,550)    10,841
-------------------------------------------------------------------------------------------
   Class A Shares: (1)
Shares Issued                                                          1,308        624
Shares Issued in Lieu of Cash Distributions                               22         10
Shares Redeemed                                                          (78)       (19)
-------------------------------------------------------------------------------------------
         Total Class A Capital Share Transactions                      1,252        615
-------------------------------------------------------------------------------------------
Net Increase (Decrease) in Capital Shares                               (298)    11,456
===========================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) COMMENCED OPERATIONS ON 06/14/99.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




Bishop Street Funds

Bishop Street Funds
--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
                                 (IN THOUSANDS)

                                                                                        Treasury
                                                           Money Market               Money Market
                                                               Fund                       Fund
----------------------------------------------------------------------------------------------------------
                                                     01/01/00 to  01/01/99 to  01/01/00 to   01/01/99 to
                                                       12/31/00     12/31/99     12/31/00     12/31/99
----------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                               $ 18,706   $ 13,452   $   21,891      $   14,817
   Net Realized Gain (Loss) on Investments                   (2)         7            4              11
----------------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting From Operations      18,704     13,459       21,895          14,828
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Institutional Class Shares                         (18,706)   (13,452)     (21,891)        (14,817)
----------------------------------------------------------------------------------------------------------
        Total Distributions                             (18,706)   (13,452)     (21,891)        (14,817)
----------------------------------------------------------------------------------------------------------
Changes in Net Assets                                        (2)         7            4              11
----------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (ALL AT $1.00 PER SHARE):
   Institutional Class Shares:
     Proceeds from Shares Issued                        656,232    695,788    1,210,816       1,290,349
     Reinvestments of Cash Distributions                    323        373           58               8
     Cost of Shares Redeemed                           (635,166)  (680,195)  (1,086,330)     (1,259,148)
----------------------------------------------------------------------------------------------------------
Net Increase in Net Assets
   From Capital Share Transactions                       21,389     15,966      124,544          31,209
----------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                          21,387     15,973      124,548          31,220
----------------------------------------------------------------------------------------------------------
NET ASSETS:
        Beginning of Period                             284,291    268,318      331,064         299,844
----------------------------------------------------------------------------------------------------------
         End of Period                                 $305,678   $284,291   $  455,612      $  331,064
==========================================================================================================

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


December 31, 2000                                      www.bishopstreetfunds.com

BISHOP STREET FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS ENDED DECEMBER 31,

                                           INVESTMENT ACTIVITIES         DISTRIBUTIONS FROM
                               ---------------------------------------   --------------------
                                                             NET
                                  NET                     REALIZED                               NET                          NET
                                 ASSET                       AND                                ASSET                      ASSETS,
                                VALUE,         NET       UNREALIZED         NET                 VALUE,                     END OF
                               BEGINNING   INVESTMENT    GAIN (LOSS) ON  INVESTMENT   CAPITAL   END OF            TOTAL    PERIOD
                               OF PERIOD  INCOME (LOSS)  INVESTMENTS       INCOME      GAINS    PERIOD          RETURN**    (000)
                               ---------  -------------  --------------  ----------   -------   ------          --------   -------
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS SHARES:
2000:                           $17.88      $    --        $(2.77)        $    --      $(1.56)   $13.55           (16.20)%  $300,565
1999(1):                         15.28           --          3.68              --       (1.08)    17.88            24.37     391,227
1998:                            12.06         0.05          3.88           (0.05)      (0.66)    15.28            33.05     101,817
1997(2):                         10.00         0.08          2.06           (0.08)         --     12.06            21.52+     69,967
CLASS A SHARES:
2000:                           $17.87      $    --        $(2.82)        $    --      $(1.56)   $13.49           (16.49)%  $ 10,631
1999(3):                         15.74           --          3.19              --       (1.06)    17.87            20.52+        583
---------------------
HIGH GRADE INCOME FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2000:                           $ 9.39      $  0.52        $ 0.42          $(0.52)     $   --    $ 9.81            10.25%   $127,888
1999:                            10.43         0.48         (0.92)          (0.50)      (0.10)     9.39            (4.34)    127,881
1998:                            10.23         0.54          0.37           (0.54)      (0.17)    10.43             9.09      24,901
1997(2):                         10.00         0.51          0.26           (0.51)      (0.03)    10.23             7.94+     26,242
CLASS A SHARES:
2000:                           $ 9.35      $  0.52        $ 0.38          $(0.49)     $   --    $ 9.76             9.85%   $     26
1999(3):                          9.69         0.19         (0.19)          (0.24)      (0.10)     9.35            (0.05)+         1
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2000:                           $ 9.98      $  0.50        $ 0.72          $(0.50)     $   --    $10.70            12.61%   $134,901
1999:                            10.77         0.48         (0.75)          (0.50)      (0.02)     9.98            (2.65)    141,341
1998:                            10.67         0.51          0.10           (0.51)         --     10.77             5.84      35,751
1997:                            10.34         0.53          0.33           (0.53)         --     10.67             8.52      29,005
1996:                            10.47         0.55         (0.12)          (0.55)      (0.01)    10.34             4.21      15,408
CLASS A SHARES:
2000:                           $ 9.97      $  0.46        $ 0.73          $(0.47)     $   --    $10.69            12.34%   $ 19,951
1999(3):                         10.42         0.26         (0.44)          (0.25)      (0.02)     9.97            (1.76)+     6,131
-----------------
MONEY MARKET FUND
-----------------
2000:                           $ 1.00      $  0.06        $   --          $(0.06)     $   --    $ 1.00             6.13%   $305,678
1999:                             1.00         0.05            --           (0.05)         --      1.00             4.88     284,291
1998:                             1.00         0.05            --           (0.05)         --      1.00             5.26     268,318
1997:                             1.00         0.05            --           (0.05)         --      1.00             5.29     246,671
1996:                             1.00         0.05            --           (0.05)         --      1.00             5.12     274,125
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
2000:                           $ 1.00      $  0.06        $   --          $(0.06)     $   --    $ 1.00             5.89%   $455,612
1999:                             1.00         0.05            --           (0.05)         --      1.00             4.65     331,064
1998:                             1.00         0.05            --           (0.05)         --      1.00             5.10     299,844
1997:                             1.00         0.05            --           (0.05)         --      1.00             5.22     273,919
1996(4):                          1.00         0.03            --           (0.03)         --      1.00             5.08*    180,201

+   TOTAL RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED.
*   ANNUALIZED.
** TOTAL RETURN DOES NOT REFLECT THE SALES CHARGE ON CLASS A SHARES. AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.




                                                                           RATIO OF
                                   RATIO OF   RATIO OF     RATIO OF     NET INVESTMENT
                                  EXPENSES    EXPENSES TO    NET          INCOME TO
                                    TO         AVERAGE    INVESTMENT       AVERAGE
                                  AVERAGE    NET ASSETS    INCOME TO     NET ASSETS      PORTFOLIO
                                    NET     EXCLUDING FEE   AVERAGE     EXCLUDING FEE    TURNOVER
                                  ASSETS       WAIVERS    NET ASSETS       WAIVERS         RATE
                                  --------- ------------- ----------   ---------------   ----------
-----------
EQUITY FUND
-----------
INSTITUTIONAL CLASS SHARES:
2000:                               1.00%       1.28%       (0.23)%         (0.51)%          52%
1999(1):                            1.00        1.27        (0.01)          (0.28)           58
1998:                               1.00        1.32         0.38            0.06            41
1997(2):                            0.99*       1.39*        0.83*           0.43*           30
CLASS A SHARES:
2000:                               1.25%       1.53%       (0.51)%         (0.79)%          52%
1999(3):                            1.25*       1.61*       (0.33)*         (0.69)*          58
---------------------
HIGH GRADEINCOME FUND
---------------------
INSTITUTIONAL CLASS SHARES:
2000:                               0.77%       1.14%        5.41%           5.04%           88%
1999:                               0.80        1.19         5.12            4.73            56
1998:                               0.80        1.21         5.21            4.80            98
1997(2):                            0.80*       1.30*        5.58*           5.08*           32
CLASS A SHARES:
2000:                               1.02%       1.39%        5.24%           4.87%           88%
1999(3):                            1.05*       1.87*        4.89*           4.07*           56
--------------------------
HAWAII MUNICIPAL BOND FUND
--------------------------
INSTITUTIONAL CLASS SHARES:
2000:                               0.44%       0.92%        4.89%           4.41%           19%
1999:                               0.41        0.99         4.79            4.21            14
1998:                               0.41        1.01         4.74            4.14            21
1997:                               0.34        0.99         5.05            4.40            29
1996:                               0.21        0.85         5.33            4.68            27
CLASS A SHARES:
2000:                               0.69%       1.17%        4.63%           4.15%           19%
1999(3):                            0.66*       1.24*        4.89*           4.31*           14
-----------------
MONEY MARKET FUND
-----------------
2000:                               0.50%       0.83%        5.95%           5.62%          n/a
1999:                               0.50        0.84         4.78            4.44           n/a
1998:                               0.50        0.81         5.12            4.81           n/a
1997:                               0.51        0.85         5.18            4.84           n/a
1996:                               0.49        0.60         5.01            4.90           n/a
--------------------------
TREASURY MONEY MARKET FUND
--------------------------
2000:                               0.44%       0.82%        5.73%           5.35%          n/a
1999:                               0.44        0.85         4.56            4.15           n/a
1998:                               0.44        0.84         4.98            4.58           n/a
1997:                               0.43        0.86         5.11            4.68           n/a
1996(4):                            0.42*       0.65*        4.96*           4.74*          n/a


(1) PER SHARE NET INVESTMENT INCOME AMOUNT
    CALCULATED USING AVERAGE SHARES.
(2) COMMENCED OPERATIONS ON JANUARY 31, 1997.
(3) COMMENCED OPERATIONS ON JUNE 14, 1999.
(4) COMMENCED OPERATIONS ON MAY 1, 1996.



THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



December 31, 2000                                      www.bishopstreetfunds.com
                                      44-45

BISHOP STREET FUNDS
--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
   The Bishop Street Funds (the "Trust") are registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Bishop Street Funds consist of a series of five funds (the "Funds") which includes the Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund and the Treasury Money Market Fund. On June 14, 1999, Class A Shares commenced operations. Class A Shares are subject to a sales load as disclosed in the prospectus. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies followed by the Trust.

SECURITY VALUATION
   Bishop Street Fund investments in equity securities which are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sale price on the principal exchange on which they are traded on valuation date; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity which are actively traded are valued by an independent pricing service at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost. Restricted securities for which quotations are not readily available are valued at fair value using methods determined in good faith under general Trustee supervision.
   Investment securities held by the Money Market and Treasury Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

SECURITY  TRANSACTIONS AND INVESTMENT INCOME
   Security transactions are accounted for on the date the security is purchased or sold (trade date). Costs used in determining net realized capital gains and losses on the sale of securities are those of the specific securities sold adjusted for the accretion and amortization of the purchase discounts and premiums during the respective holding periods. Interest income is recorded on the accrual basis; dividend income is recorded on ex-dividend date.

DISCOUNTS AND PREMIUMS
   Discounts and premiums are accreted or amortized over the life of each security and are recorded as interest income for each of the Funds using the scientific interest method, which approximates the effective interest method.

Bishop Street Funds
                                       46

--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS
   Securities pledged as collateral for Repurchase Agreements are held by the custodian bank until the respective agreements mature. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until the maturity of the repurchase agreement. Provisions of repurchase agreements and procedures adopted by the Adviser ensure that the market value of the collateral is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES
   Expenses that are directly related to one of the Funds are charged directly to that Fund. Class specific expenses, such as the distribution fees, are borne by that class. Other operating expenses of the Trust are prorated to the Funds on the basis of relative net assets. Income, other expenses and realized and unrealized gains and losses of a fund are allocated to the respective classes on the basis of relative net assets each day.

DISTRIBUTIONS TO SHAREHOLDERS
   Distributions from net investment income are declared daily and paid on a monthly basis for the High Grade Income Fund, Hawaii Municipal Bond Fund, the Money Market Fund and the Treasury Money Market Fund. The Equity Fund declares and pays such dividends on a quarterly basis. Any net realized capital gains will be distributed at least annually for all Funds.

FEDERAL INCOME TAXES
   It is each Fund's intention to qualify as a regulated investment company for federal income tax purposes and to distribute a majority of its taxable income and net capital gains. Accordingly, no provision for federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations that may differ from accounting principles generally accepted in the United States. These differences relate primarily to paydowns on asset-backed securities and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ from distributions during such period. Accordingly, the Funds may periodically make reclassifications among certain capital accounts without impacting the net asset value of the Funds.

RECLASSIFICATION OF COMPONENTS OF NET ASSETS
   The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting

December 31, 2000                                      www.bishopstreetfunds.com

BISHOP STREET FUNDS
--------------------------------------------------------------------------------

period  may  differ  from  distributions  during  such  period.  These  book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, the following permanent differences, primarily attributable to net operating losses and the classification of short-term capital gains and ordinary income for tax purposes have been reclassified in the Equity Fund as follows, an increase in net investment income of $884,144, an increase in accumulated net realized gain of $452 and a decrease in paid in capital of $884,596. This reclassification has no effect on net assets or net asset values per share.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS
   The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AGREEMENT
   Investment advisory services are provided to the Funds by Bishop Street Capital Management (the "Adviser"). The Adviser is entitled to receive an annual fee of 0.74% of the average daily net assets of the Equity Fund, 0.55% of the average daily net assets of the High Grade Income Fund, 0.35% of the average daily net assets of the Hawaii Municipal Bond Fund, and 0.30% of the Money Market and Treasury Money Market Funds. The Adviser may from time to time waive a portion of its fee in order to limit the operating expenses of a Fund.
   Wellington Management Company, LLP (the "Sub-Adviser") serves as the investment sub-adviser for the Money Market Fund and the Treasury Money Market Fund (collectively, the "Money Market Funds"), pursuant to a sub-adviser agreement. The Sub-Adviser is entitled to receive from the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.075% of the average daily net assets of the Money Market Funds up to $500 million and 0.020% of the average daily net assets of the Money Market Funds in excess of $500 million.


Bishop Street Funds
                                       48

--------------------------------------------------------------------------------

4. ADMINISTRATIVE, TRANSFER AGENT AND DISTRIBUTION SERVICES
   Pursuant to an administration agreement dated January 27, 1995, (the "Agreement") SEI Investments Mutual Funds Services ("MFS"), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Administrator. Under the terms of the Agreement, MFS is entitled to receive an annual fee of 0.20% of the average daily net assets of each Fund. MFS has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Pursuant to an agreement dated January 30, 1995, DST Systems, Inc. ("DST") acts as the Transfer Agent of the Trust. As such, DST provides transfer agency, dividend disbursing and shareholder services to the Trust.
   SEI Investments Distribution Co. ("SIDCo."), a wholly owned subsidiary of SEI Investments Company, acts as the Trust's Distributor pursuant to a distribution agreement dated June 10, 1999. The Funds have adopted a Distribution Plan on behalf of Class A Shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that Class A Shares will bear the cost of their distribution expenses. The Distributor, as compensation for its services under the Plan, receives a distribution fee, computed daily and payable monthly, of 0.25% of the average daily net assets attributable to each Fund's Class A Shares.
   The Trust has adopted and entered into a shareholder service plan and agreement with SIDCo. Each Fund pays to SIDCo. a shareholder servicing fee at an annual rate of 0.25% of the average daily net asset value of all shares of each Fund, which is computed daily and paid monthly. SIDCo. has voluntarily agreed to waive a portion of its fee in order to limit operating expenses.
   Certain officers of the Trust are also officers of the Administrator. Such officers are paid no fees by the Trust.

5. INVESTMENT TRANSACTIONS
   The cost of security purchases and the proceeds from the sale of securities, other than temporary cash investments for the period ended December 31, 2000 are presented below for the Funds.

      FUND INVESTMENT TRANSACTIONS (000)

                                     EQUITY     HIGH GRADE     HAWAII MUNICIPAL
                                      FUND      INCOME FUND        BOND FUND
                                    -------     -----------    ----------------
Purchases
  U.S. Government Securities       $     --       $91,483          $    --
  Other                             187,713         8,201           31,185

Sales
  U.S. Government Securities             --        99,562               --
  Other                             205,870         1,338           27,715






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

BISHOP STREET FUNDS
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   At December 31, 2000 the Funds have capital loss carryforwards for federal income tax purposes. For tax purposes, the losses in the Funds can be carried forward for a maximum of eight years to offset any net realized capital gains.

                                                             EXPIRATION
                                         AMOUNT (000)           DATE
                                         -----------         -----------
High Grade Income Fund                       $3,320              2008
Hawaii Municipal Bond Fund                      382              2008
Money Market Fund                                 4            2005-2008
Treasury Money Market Fund                       20              2005

   At December 31, 2000, the Equity Fund and High Grade Income Fund had post October losses of $3,414,856 and $505,918, respectively.
   The aggregate gross unrealized appreciation and depreciation of securities held by the Equity Fund, High Grade Income Fund, and Hawaii Municipal Bond Fund for federal income tax purposes at December 31, 2000 were as follows:

                                     EQUITY     HIGH GRADE     HAWAII MUNICIPAL
                                      FUND      INCOME FUND        BOND FUND
                                    --------    -----------    ----------------
Gross Unrealized Appreciation       $ 86,457      $ 3,678           $5,221
Gross Unrealized Depreciation        (32,581)      (1,984)            (485)
                                    --------      -------           ------
Net Unrealized Appreciation         $ 53,876      $ 1,694           $4,736
                                    ========      =======           ======

   The total cost of securities and the net realized gains or losses on securities sold for federal income tax purposes at December 31, 2000 was not materially different from amounts reported for financial reporting purposes.

6. CONCENTRATION OF CREDIT RISK (Unaudited)
   The Hawaii Municipal Bond Fund invests primarily in debt instruments in the state of Hawaii. The issuers' ability to meet their obligations may be affected by economic developments in that state. At December 31, 2000, the percentage of the Fund investments by each revenue source was as follows:

                                                      HAWAII MUNICIPAL
                                                          BOND FUND
                                                     -------------------
                 Cash Equivalents                               1
                 Education Bonds                                2
                 General Obligation Bonds                      41
                 Hospital Bonds                                 8
                 Housing Bonds                                  7
                 Public Facility Bonds                          6
                 Transportation Bonds                          16
                 Utility Bonds                                 19
                 Other Revenue Bonds                           --
                                                            ------
                                                              100%
                                                            ======


Bishop Street Funds

--------------------------------------------------------------------------------


   The ratings of long-term debt holdings as a percentage of total value of long-term debt investments at December 31, 2000 are as follows:

                 STANDARD &                          HAWAII MUNICIPAL
                 POOR'S RATING                           BOND FUND
                 ------------------                  ------------------
                 AAA                                           81
                 AA                                            11
                 A                                              5
                 Not Rated                                      3
                                                            ------
                                                              100%
                                                            ======
7. COMMON TRUST FUND CONVERSIONS
   On September 17, 1999, certain common trust funds of First Hawaiian Bank were converted into the Bishop Street Funds pursuant to a plan of reorganization approved by First Hawaiian Bank shareholders on June 16, 1999. The Funds involved in the conversion were as follows:

                      COMMON TRUST                            BISHOP
                          FUND                              STREET FUND
                -----------------------              --------------------------
                FHB Equity Fund                      Equity Fund
                FHB Equity Income Fund               Equity Fund
                FHB Fixed Income Fund                High Grade Income Fund
                FHB Tax Exempt Fund                  Hawaii Municipal Bond Fund

   The assets, which consisted of securities and related receivables less liabilities, were converted on a tax-free basis. The number of shares issued by each Fund and the net assets (including unrealized appreciation (depreciation)) of each Common Trust Fund immediately before the conversion were as follows:

    COMMON           NET         UNREALIZED     COMMON TRUST
     TRUST         ASSETS       APPRECIATION  FUND SHARES PRIOR   BISHOP STREET
     FUND           VALUE      (DEPRECIATION)   TO CONVERSION     SHARES ISSUED
     ----           -----      --------------   -------------     -------------
FHB Equity       $194,483,008   $ 62,405,848     2,225,655        11,645,689
FHB Equity Income  29,908,418     16,464,775       767,254         1,790,923
FHB Fixed Income   97,162,807    (3,971,262)    10,680,571        10,121,126
FHB Tax Exempt    102,397,433    (2,463,733)    10,695,238        10,048,816





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                                       51

BISHOP STREET FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Bishop Street Funds:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Fund, High Grade Income Fund, Hawaii Municipal Bond Fund, Money Market Fund, and Treasury Money Market Fund (constituting the Bishop Street Funds, hereafter referred to as the "Trust") at December 31, 2000, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 15, 2001












Bishop Street Funds

--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS OF BISHOP STREET FUNDS (Unaudited)

   For shareholders that do not have a December 31, 2000 taxable year end, this notice is for informational purposes only. For shareholders with a December 31, 2000 tax year end, please consult your tax advisor as to the pertinence of this notice.

   For the fiscal year ended December 31, 2000, each Fund has designated the following items with regard to distributions paid during the year :

                                 (A)               (B)               (C)
                              LONG TERM         ORDINARY            (A+B)
                            CAPITAL GAINS        INCOME             TOTAL
                            DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS
FUND                         (TAX BASIS)       (TAX BASIS)       (TAX BASIS)
----                        -------------     -------------     -------------
Equity                          100%                0%              100%
High Grade Income                 0%              100%              100%
Hawaii Municipal Bond             1%               99%              100%
Money Market                      0%              100%              100%
Treasury Money Market             0%              100%              100%

                                 (D)               (E)
                             QUALIFYING        TAX EXEMPT
FUND                        DIVIDENDS(1)        INTEREST
----                        ------------       ----------
Equity                          100%                0%
High Grade Income                 0%                0%
Hawaii Municipal Bond             0%              100%
Money Market                      0%                0%
Treasury Money Market             0%                0%

(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.
*    ITEMS (A) AND (B) ARE BASED ON THE PERCENTAGE OF EACH FUND'S TOTAL
     DISTRIBUTION.
** ITEMS (D) AND (E) ARE BASED ON A PERCENTAGE OF ORDINARY INCOME DISTRIBUTIONS OF EACH FUND.





December 31, 2000                                      www.bishopstreetfunds.com

Bishop Street Funds

--------------------------------------------------------------------------------

                                BOARD OF TRUSTEES

[GRAPHIC OMITTED]
MR. MARTIN ANDERSON
PARTNER--Goodsill, Anderson, Quinn & Stifel

[GRAPHIC OMITTED]
MR. CHARLES E. CARLBOM
CHAIRMAN--B.P.I., Inc.
PRESIDENT AND CEO--United Grocers, Inc. (1997-1999)
PRESIDENT AND CEO--Western Family Food, Inc.
                   Western Family Holdings Inc. (1982-1997)

[GRAPHIC OMITTED]
MR. PHILIP H. CHING
VICE CHAIRMAN--First Hawaiian Bank
    (through January 1996)

[GRAPHIC OMITTED]
MR. JAMES L. HUFFMAN
DEAN & PROFESSOR--
     Lewis & Clark Law School













Bishop Street Funds

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]
MR. ROBERT A. NESHER
CHAIRMAN--SEI Mutual Funds

[GRAPHIC OMITTED]
HONORABLE WILLIAM S. RICHARDSON
TRUSTEE--Kamehameha Schools Bishop Estate (through 1992)
CHIEF JUSTICE--Supreme Court of Hawaii (through 1983)
LIEUTENANT GOVERNOR--State of Hawaii (1962-1966)

[GRAPHIC OMITTED]
MR. PETER F. SANSEVERO
REGIONAL DIRECTOR OF THE NORTHWESTERN REGION AND FIRST VICE PRESIDENT--
     Merrill Lynch (through 1997)

[GRAPHIC OMITTED]
MR. MANUEL R. SYLVESTER
MANAGING & EXECUTIVE PARTNER--
   Coopers & Lybrand (through 1992)

[GRAPHIC OMITTED]
DR. JOYCE S. TSUNODA
SENIOR VICE PRESIDENT & CHANCELLOR
   FOR COMMUNITY COLLEGES--University of Hawaii













December 31, 2000                                      www.bishopstreetfunds.com

Bishop Street Funds
--------------------------------------------------------------------------------

                                 INVESTMENT TEAM

                               [GRAPHIC OMITTED]


              BISHOP STREET FUNDS' INVESTMENT TEAM (LEFT TO RIGHT):

 MICHAEL MASUDA, SENIOR VICE-PRESIDENT; JENNY CARIAS, ASSISTANT VICE-PRESIDENT; LORI FOO, ASSISTANT VICE-PRESIDENT; LOU LEVITAS, PORTFOLIO MANAGER; TONY GOO,
                             SENIOR VICE-PRESIDENT.


















Bishop Street Funds

INVESTMENT ADVISER
BISHOP STREET CAPITAL MANAGEMENT
HONOLULU, HI 96813

ADMINISTRATOR
SEI INVESTMENTS MUTUAL FUNDS SERVICES
OAKS, PA 19456

DISTRIBUTOR
SEI INVESTMENTS DISTRIBUTION CO.
OAKS, PA 19456

TRANSFER AGENT
DST SYSTEMS, INC.
KANSAS CITY, MO 64141

CUSTODIAN
UNION BANK OF CALIFORNIA, N.A.
SAN FRANCISCO, CA 94104

LEGAL COUNSEL
MORGAN, LEWIS & BOCKIUS LLP
PHILADELPHIA, PA 19103

AUDITORS
PRICEWATERHOUSECOOPERS LLP
PHILADELPHIA, PA 19103

                               [GRAPHIC OMITTED]




      FOR MORE INFORMATION ABOUT BISHOP STREET FUNDS, CALL 1-800-262-9565
                         OR YOUR INVESTMENT SPECIALIST
                  VISIT US ONLINE AT WWW.BISHOPSTREETFUNDS.COM

[GRAPHIC OMITTED]        BISHOP STREET FUNDS
                         P.O. BOX 3708
                         HONOLULU, HI 96811



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF BISHOP STREET FUNDS' SHAREHOLDERS. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

SHARES OF BISHOP STREET FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES. SUCH SHARES ARE ALSO NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENT IN SHARES OF MUTUAL FUNDS INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO. SERVES AS DISTRIBUTOR FOR THE BISHOP STREET FUNDS AND IS NOT AFFILIATED WITH FIRST HAWAIIAN BANK OR ANY OF ITS AFFILIATES.







BSF-F-006-06